SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions						12 Months Ended
	Dec. 09, 2020	Dec. 31, 2019	Jun. 30, 2019	Feb. 28, 2018	Feb. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 4,867				$ 5,600	$ 4,867	$ 2,172	$ 2,574
Other current assets		109				324	109
Goodwill and intangible assets		5,432				4,312	5,432
Property, plant and equipment		36,231				30,622	36,231
Other assets		1,648				1,482	1,648
Total assets		87,908				82,052	87,908
Current liabilities		21,287				22,667	21,287
Other long-term liabilities		2,518				1,148	2,518
Total liabilities		47,425				41,815	47,425
Gain on disposal						$ 1,460	101	$ 16
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal USA Divestment Business
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 7
Other current assets	2,105
Goodwill and intangible assets	684
Property, plant and equipment	3,341
Other assets	166
Total assets	6,303
Current liabilities	1,604
Other long-term liabilities	3,938
Total liabilities	5,542
Total net assets	761
Assigned receivables	$ 0
% of net assets sold (in percent)	100.00%
Total net assets disposed of	$ 761
Consideration	2,219
Consideration receivable	0
Reclassification of foreign exchange and other reserves	2
Gain on disposal	$ 1,460
Disposal group, disposed of by sale, not discontinued operations | Global Chartering Limited
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		0					0
Other current assets		14					14
Goodwill and intangible assets		0					0
Property, plant and equipment		517					517
Other assets		21					21
Total assets		552					552
Current liabilities		229					229
Other long-term liabilities		311					311
Total liabilities		540					540
Total net assets		12					12
Assigned receivables		$ 0					0
% of net assets sold (in percent)		50.00%
Total net assets disposed of		$ 6
Consideration		(4)
Consideration receivable		6
Reclassification of foreign exchange and other reserves		33
Gain on disposal		$ 29
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Italia remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 0
Other current assets			1,386
Goodwill and intangible assets			0
Property, plant and equipment			178
Other assets			11
Total assets			1,575
Current liabilities			1,046
Other long-term liabilities			241
Total liabilities			1,287
Total net assets			288
Assigned receivables			$ 404
% of net assets sold (in percent)			100.00%
Total net assets disposed of			$ 692
Consideration			518
Consideration receivable			174				$ 161
Reclassification of foreign exchange and other reserves			72
Gain on disposal			$ 72
Disposal group, disposed of by sale, not discontinued operations | Frýdek Místek
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				$ 0
Other current assets				48
Goodwill and intangible assets				0
Property, plant and equipment				35
Other assets				0
Total assets				83
Current liabilities				31
Other long-term liabilities				4
Total liabilities				35
Total net assets				48
Assigned receivables				$ 0
% of net assets sold (in percent)				100.00%
Total net assets disposed of				$ 48
Consideration				39
Consideration receivable				10
Reclassification of foreign exchange and other reserves				15
Gain on disposal				$ 16
Disposal group, disposed of by sale, not discontinued operations | Votorantim remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents					$ 0
Other current assets					40
Goodwill and intangible assets					0
Property, plant and equipment					48
Other assets					0
Total assets					88
Current liabilities					4
Other long-term liabilities					0
Total liabilities					4
Total net assets					84
Assigned receivables					$ 0
% of net assets sold (in percent)					100.00%
Total net assets disposed of					$ 84
Consideration					26
Consideration receivable					58
Reclassification of foreign exchange and other reserves					0
Gain on disposal					$ 0